COMMITMENTS AND CONTINGENCIES - Lessee Minimum Future Rental Payments (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Operating Leases
2023	$ 4,649
2024	4,760
2025	4,504
2026	4,159
2027	2,192
Thereafter	2,243
Total lease payments	22,507	$ 19,200
Less: imputed interest	(3,470)
Total	19,037
Finance Lease
2023	662
2024	505
2025	520
2026	536
2027	183
Thereafter	0
Total lease payments	2,406
Less: imputed interest	(214)
Total	$ 2,192	$ 900